Parent Company-Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company-Only Financial Statements [Abstract]
Parent Company-Only Financial Statements

27. PARENT COMPANY-ONLY FINANCIAL STATEMENTS

The condensed financial statements of the Corporation (parent company only) are presented below. These statements should be read in conjunction with the Notes to the Consolidated Financial Statements.

A. Condensed Balance Sheets

(dollars in thousands)	2011	2010
Assets:
Cash	$4,402	$4,208
Investment securities	—	256
Investments in subsidiaries, at equity in net assets	192,954	169,296
Premises and equipment, net	2,779	2,877
Goodwill	245	457
Other assets	2,084	1,910

Total assets	$202,464	$179,004

Liabilities and shareholders' equity:
Borrowings	$13,691	$2,001
Jr. subordinated debentures	—	12,029
Accrued interest payable	—	1,239
Accrued taxes payable	—	41
Other liabilities	2,860	2,276

Total liabilities	$16,551	$17,586

Common stock, par value $1, authorized 100,000,000 shares issued 16,103,981 shares and 15,109,718 shares as of December 31, 2011 and 2010, respectively, and outstanding 13,194,439 shares and 12,195,240 shares as of December 31, 2011 and 2010, respectively	$16,104	$15,110
Paid-in capital in excess of par value	84,425	68,398
Less common stock in treasury, at cost—2,909,542 shares and 2,914,478 shares as of December 31, 2011 and 2010, respectively	(29,833)	(29,881)
Accumulated other comprehensive loss, net of deferred income taxes benefit	(11,365)	(6,757)
Retained earnings	126,582	114,548

Total shareholders' equity	$185,913	$161,418

Total liabilities and shareholders' equity	$202,464	$179,004

B. Condensed Statements of Income

	Twelve Months Ended December 31,
(dollars in thousands)	2011	2010	2009
Dividends from subsidiaries	$9,650	$4,900	$1,204
Interest and other income	2,644	1,569	1,012

Total operating income	12,294	6,469	2,216
Expenses	2,636	1,711	918

Income before equity in undistributed income of subsidiaries	9,658	4,758	1,298
Equity in undistributed income of subsidiaries	10,058	4,368	9,071

Income before income taxes	19,716	9,126	10,369
Income tax expense (benefit)	3	(48)	32

Net income	$19,713	$9,174	$10,337

C. Condensed Statements of Cash Flows

	Twelve Months Ended December 31,
(dollars in thousands)	2011	2010	2009
Operating activities:
Net Income	$19,713	$9,174	$10,337
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(10,058)	(4,368)	(9,071)
Depreciation and amortization	105	102	98
Net gain on sale of available for sale securities	(38)	(50)	—
Stock-based compensation cost	876	539	386
Net accretion of fair value adjustments	(55)	(78)	—
Other, net	110	31	(159)

Net cash provided by operating activities	10,653	5,350	1,591

Investing Activities:
Proceeds from sale of available for sale securities	282	450	—
Acquisitions, net of cash acquired	(13,367)	(4,565)	—
Sale of subsidiary	18,411	—	—
Investment in subsidiaries	(17,200)	(21,761)	660

Net cash used by investing activities	(11,874)	(25,876)	660

Financing activities:
Dividends paid	(7,679)	(5,916)	(4,892)
Change in other borrowings	11,690	(62)	2,062
Decrease in junior subordinated debt	(12,028)	—	—
Repurchase of treasury stock	—	—	(42)
Proceeds from issuance of common stock	8,325	26,688	3,660
Tax benefit on exercise of stock option	141	60	66
Proceeds from exercise of stock options	966	288	514

Net cash provided by financing activities	1,415	21,058	1,368

Change in cash and cash equivalents	194	532	3,619
Cash and cash equivalents at beginning of year	4,208	3,676	57

Cash and cash equivalents at end of year	$4,402	$4,208	$3,676